Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Lease liability at beginning of period	$ 9,607,000	$ 3,562,000
Recognition of liability	13,710,000	6,658,000
Lease payments	(8,582,000)	(991,000)
Derecognition	(2,557,000)
Accretion - G&A	759,000	171,000
Accretion - E&E	596,000	207,000
Lease liability at end of period	13,533,000	9,607,000
Lease liability
Current lease liabilities	6,303,000	1,061,000
Long-term lease liabilities	7,230,000	8,546,000
Total lease liabilities	13,533,000	9,607,000
Office
Lease Liabilities
Lease liability at beginning of period	8,575,000	2,280,000
Recognition of liability	15,000	6,498,000
Lease payments	(1,519,000)	(485,000)
Accretion - G&A	758,000	170,000
Accretion - E&E	37,000	112,000
Lease liability at end of period	7,866,000	8,575,000
Lease liability
Current lease liabilities	1,085,000	717,000
Long-term lease liabilities	6,781,000	7,858,000
Total lease liabilities	7,866,000	8,575,000
Equipment
Lease Liabilities
Lease liability at beginning of period	1,032,000	1,282,000
Recognition of liability	13,695,000	160,000
Lease payments	(7,063,000)	(506,000)
Derecognition	(2,557,000)
Accretion - G&A	1,000	1,000
Accretion - E&E	559,000	95,000
Lease liability at end of period	5,667,000	1,032,000
Lease liability
Current lease liabilities	5,218,000	344,000
Long-term lease liabilities	449,000	688,000
Total lease liabilities	$ 5,667,000	$ 1,032,000